Debt and Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2013	2012

Bank term debt at a weighted average interest rate of approximately 6.3% [2012 – 8.0%], denominated primarily in Chinese renminbi and Brazilian real	$239	$268
Government loans at a weighted average interest rate of approximately 5.9% [2012 – 5.4%], denominated primarily in Brazilian real and euros	26	15
Other	67	78

	332	361
Less due within one year	230	249

	$102	$112

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2014	$230
2015	39
2016	22
2017	15
2018	18
Thereafter	8

$332

Interest (Income) Expense, Net
[d]	Interest expense (income), net includes:

	2013	2012	2011

Interest expense
Current	$26	$27	$16
Long-term	8	7	3

	34	34	19
Interest income	(18)	(18)	(25)

Interest expense (income), net	$16	$16	$(6)

Company's Commitments under Operating Leases and Requiring Annual Rental Payments
[f]	At December 31, 2013, the Company had commitments under operating leases requiring annual rental payments as follows:

Total

2014	$343
2015	303
2016	273
2017	240
2018	157
Thereafter	402

$1,718